Company Financial Statements - Consolidated Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities	$ (21,420)	¥ (139,766)	¥ (3,562,765)	¥ (1,572,715)
Cash flows from investing activities
Net cash (used in) provided by investing activities	(675,273)	(4,406,161)	740,296	(3,630,324)
Cash flows from financing activities
Proceeds from IPO, net of issurance cost	1,748,718	11,410,386	0	0
Proceeds from FO, net of issurance cost	2,450,407	15,988,903
Net cash provided by financing activities	5,261,271	34,329,793	3,593,562	6,734,200
Net increase in cash, cash equivalents and restricted cash	4,464,949	29,133,790	776,218	1,516,379
Cash, cash equivalents and restricted cash at beginning of the year	369,003	2,407,743	1,631,525	115,146
Cash, cash equivalents and restricted cash at end of the year	4,833,952	31,541,533	2,407,743	1,631,525
Parent [Member]
Cash flows from operating activities	3,622	23,636	1,140	0
Cash flows from investing activities
Placement of time deposit	(150,176)	(979,897)
Investment in equity investees	(1,304,664)	(8,512,932)	(1,658,783)	0
Net cash (used in) provided by investing activities	(1,454,840)	(9,492,829)	(1,658,783)	0
Cash flows from financing activities
Proceeds from issuance of Preferred Shares	1,005,567	6,561,323	1,926,812	0
Proceeds from IPO, net of issurance cost	1,748,718	11,410,386
Proceeds from FO, net of issurance cost	2,450,407	15,988,903
Net cash provided by financing activities	5,204,692	33,960,612	1,926,812	0
Net increase in cash, cash equivalents and restricted cash	3,753,474	24,491,419	269,169	0
Cash, cash equivalents and restricted cash at beginning of the year	41,252	269,169	0	0
Cash, cash equivalents and restricted cash at end of the year	$ 3,794,726	¥ 24,760,588	¥ 269,169	¥ 0